Selected Quarterly Results (unaudited) - Schedule of Unaudited Quarterly Financial Information (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 44,499,264	$ 42,965,659	$ 43,155,379	$ 42,475,166	$ 41,367,026	$ 41,281,892	$ 41,590,622	$ 40,820,869	$ 39,704,775	$ 131,222,487	$ 126,997,571	$ 169,963,230	$ 163,398,158	$ 144,010,514
Net loss	$ (10,389,806)	$ (11,464,743)	$ (20,671,331)	$ (8,946,178)	$ (8,018,094)	$ (10,119,644)	$ (8,132,098)	$ (6,959,061)	$ (8,413,038)	$ (34,742,088)	$ (37,635,602)	$ (49,100,346)	$ (33,623,841)	$ (37,682,474)
Loss per common share - basic and diluted (in dollars per share)	$ (0.20)	$ (0.22)	$ (0.40)	$ (0.17)	$ (0.16)	$ (0.20)	$ (0.16)	$ (0.14)	$ (0.17)	$ (0.67)	$ (0.74)	$ (0.96)	$ (0.67)	$ (0.80)
Distributions declared per common share (in dollars per share)	$ 0.227	$ 0.227	$ 0.227	$ 0.224	$ 0.222	$ 0.227	$ 0.227	$ 0.224	$ 0.222	$ 0.673	$ 0.673	$ 0.900	$ 0.900